As filed with the Securities and Exchange Commission on July 13, 2017

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 727	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 729	☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 11, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 727 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 729 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 11, 2017, the effectiveness of the registration statement for BlackRock Advantage Large Cap Core Fund (the “Fund”), filed in Post-Effective Amendment No. 614 on October 13, 2016, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 727 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 614 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 727 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 13th day of July, 2017.

BLACKROCK FUNDSSM, on behalf of its series, BlackRock Advantage Large Cap Core Fund

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 727 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski John M. Perlowski	Trustee, President and Chief Executive Officer (Principal Executive Officer)	July 13, 2017

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	July 13, 2017

Susan J. Carter* Susan J. Carter	Trustee

Collette Chilton* Collette Chilton	Trustee

Neil A. Cotty* Neil A. Cotty	Trustee

Rodney D. Johnson* Rodney D. Johnson	Trustee

Cynthia A. Montgomery* Cynthia A. Montgomery	Trustee

Joseph P. Platt* Joseph P. Platt	Trustee

Robert C. Robb, Jr.* Robert C. Robb, Jr.	Trustee

Mark Stalnecker* Mark Stalnecker	Trustee

Kenneth L. Urish* Kenneth L. Urish	Trustee

	Claire A. Walton* Claire A. Walton	Trustee

	Frederick W. Winter* Frederick W. Winter	Trustee

	Barbara G. Novick* Barbara G. Novick	Trustee

*By:	/s/ Benjamin Archibald		July 13, 2017
Benjamin Archibald (Attorney-In-Fact)

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